ACCOUNTS RECEIVABLE - Additional information (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	$ 60,295	$ 0